Other assets	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets
Other assets
a) Other assets are as follows:

	December 31, 2016	December 31, 2015
Prepaid lease payments (note 7)	$1,839	$1,834
Intangible assets (note 10(b))	1,790	3,174
Deferred financing costs (note 10(c))	320	413
Deferred lease inducement asset (note 10(d))	927	1,070
	$4,876	$6,491

b) Intangible assets

	December 31, 2016	December 31, 2015
Cost	$18,122	$17,881
Accumulated amortization	16,332	14,707
Net book value	$1,790	$3,174
During the year ended December 31, 2016, the Company capitalized $304 (2015 – $779) of internally developed computer software costs.
Amortization of intangible assets for the year ended December 31, 2016 was $1,688 (2015 – $1,990).
The estimated amortization expense for future years is as follows:

For the year ending December 31,
2017	$776
2018	638
2019	249
2020	127
$1,790

c) Deferred financing costs

December 31, 2016	Cost	Accumulated Amortization	Net Book Value
Credit Facility	$550	$230	$320

December 31, 2015	Cost	Accumulated Amortization	Net Book Value
Credit Facility	$480	$67	$413

During the year ended December 31, 2016, financing fees of $69 were incurred in connection with the modification of the revolving loan of the Credit Facility (2015 – $480) (note 13(b)). These fees have been recorded as deferred financing costs and are being amortized ratably over the term of the Credit Facility.
Amortization of deferred financing costs included in interest expense for the year ended December 31, 2016 was $162 (2015 – $67) (note 20).
d) Deferred lease inducements asset
Lease inducements applicable to lease contracts are deferred and amortized as an increase in general and administrative expenses on a straight-line basis over the lease term, which includes the initial lease term and renewal periods only where renewal is determined to be reasonably assured.

	December 31, 2016	December 31, 2015
Balance, beginning of year	$1,070	$1,212
Amortization of deferred lease inducements	(143)	(142)
Balance, end of year	$927	$1,070